Janus Henderson Global Sustainable Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class D Shares [Member] | Janus Henderson Global Sustainable Equity Fund | Class D
Prospectus [Line Items]
Annual Return [Percent]	16.78%	10.64%	22.52%	(24.26%)	16.08%